Shareholder Report, Average Annual Return (Details) 198656_Scharf Multi-Asset Opportunity Fund_Retail Class_TSR Annual {Retail Class}	12 Months Ended	60 Months Ended	116 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	8.63%	8.76%	8.48%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	16.47%	16.07%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.86%